Other Liabilities - Schedule of detailed information about other liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Liabilities [Abstract]
Post-employment healthcare plan	R$ 98,792	R$ 78,904
Carbon credit	4,519	3,222
Exclusivity contract	5,400	5,400
Crer para Ver	51,543	28,368
Deferred revenue from performance obligations with customers	76,250	63,662
Provisions for sundry expenses	156,895	170,294
Provisions for rentals	26,568	28,966
Provisions for apportionment of benefits and partnerships payable	7,860	11,542
Long-term incentives	3,022	8,855
Fair value of operating lease		25,843
Provision for restructuring	3,401	2,004
Provision for store renovation	15,997	6,107
Other provision	67,846	46,770
Total	518,093	479,937
Current	396,391	338,170
Noncurrent	R$ 121,702	R$ 141,767